(LOSS)/INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
(LOSS)/INCOME PER SHARE
Schedule of (loss)/income per share

	1 January – 31	1 January – 31	1 January – 31
	December	December	December
	2025	2024	2023

(Loss)/income for the year	(5,699,176)	(2,100,697)	142,744
Weighted average number of shares with face value of TRY0.20 each	372,266	328,364	324,810

Basic and diluted income/(loss) per share (TRY per share)	(15.31)	(6.40)	0.44